Summary of warrants activity reclassified equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants
Warrants Outstanding, Ending of year	457,648	1,796,050
Weighted average exercise price, beginning of year	$ 21.76	$ 17.79
Warrants outstanding, beginning of year, value	$ 5,085	$ 12,402
Granted		66,041	1,141,328
Weighted average exercise price, Granted		$ 45.31	$ 11.44
Warrants outstanding, Granted		$ 1,897	$ 5,025
Reclassification of warrant liability to equity			654,722
Weighted average exercise price, Reclassification of warrant liability to equity			$ 21.39
Warrants outstanding, Reclassification of warrant liability to equity			$ 7,377
Exercised		(1,404,443)
Weighted average exercise price, Exercised		$ 14.31
Warrants outstanding, Exercised		$ (9,746)
Allocation of transaction costs to share capital
Weighted average exercise price, Allocation of transaction costs to share capital
Warrants outstanding, Allocation of transaction costs to share capital		$ 532
Warrants Outstanding, Ending of year	457,648	457,648	1,796,050
Weighted average exercise price, ending of year	$ 21.76	$ 21.76	$ 17.79
Warrants outstanding, ending of year, value	$ 5,085	$ 5,085	$ 12,402